Property And Equipment (Schedule Of Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 17,498.5	$ 15,737.1
Drilling rigs and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	15,839.0	13,499.4
Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	101.0	89.1
Work in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,558.5	$ 2,148.6